Revenue and Segment Information	6 Months Ended
Jun. 30, 2025
Revenue and Segment Information [Abstract]
Revenue and segment information

17. Revenue and segment information

Segment information

The Group’s primary business activities include offering farm solutions, as well as selling fresh produce cultivated from the CEA vertical farms. For management purposes, the Group operates in one business unit based on its products and has one reportable segment which is offering of farm solutions and selling fresh produce.

Since most of the Group’s revenue was generated from offering of farm solutions as well as selling fresh produce from the CEA vertical farms in Malaysia, no geographical segment information is presented.

Revenue

The Group’s revenue is primarily derived from offering CEA vertical farm solutions and selling fresh produce from CEA vertical farms operated.

(a) Disaggregation of revenue

The Group disaggregates its revenue from contracts by service types, as the Group believes it best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The summary of the Group’s disaggregation of revenue by service types for the period ended June 30, 2024 and 2025 are as follows:

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	MYR	MYR	USD
Offering farm solutions
- from third parties	2,000,000	-	-
- from related parties	1,050,081	-	-
	3,050,081	-	-
Sales of fresh produce
- from third parties	3,730,636	28,632,549	6,538,007
- from related parties	32,842	-	-
	3,763,478	28,632,549	6,538,007

Total revenue	6,813,559	28,632,549	6,538,007

	For the six months ended June 30, 2024	For the six months ended June 30, 2025
	MYR	MYR	USD
Timing of revenue recognition
- Point in time	3,763,559	28,632,549	6,538,007
- Over time	3,050,000	-	-
Revenue from contracts with customers	6,813,559	28,632,549	6,538,007

(b) Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

	For the period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Transaction price allocated to partially unsatisfied performance obligations as of period end and expected to be recognized as revenue in:
- 2024H2	350,000	—	—

(c) Revenue from major customers

	For the period ended June 30, 2024		For the period ended June 30, 2025
Offering of farm solutions
Customer A**	15.4%		– *
Customer B	29.4%		– *

Sales of fresh produce
Customer C	53.0%		– *
Customer D	–	*	31.2%
Customer E	–	*	32.9%
Customer F	–	*	27.7%

*	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.

**	Customer A is a related party of the Group.